COMMITMENT AND CONTINGENCIES (Details 4) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
COMMITMENT AND CONTINGENCIES
2023	$ 0
Total minimum payments	5,000
Less: amount representing interest	(16)	$ (211)
Total	$ 4,984	$ 19,789